Earnings Per Share - Computations of Basic and Diluted Net Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Basic net earnings	$ 159,639	$ 305,447	$ 243,620	$ 87,565	$ (187,481)	$ 142,360	$ 67,613	$ 58,232	$ 796,271	$ 80,724	$ 679,337
Earnings allocated to participating securities, Basic									(2,632)	(1,514)	(2,321)
Net earnings available to common stockholders, Basic									$ 793,639	$ 79,210	$ 677,016
Average shares outstanding									319,563	320,565	319,838
Basic net earnings per share	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18	$ 2.48	$ 0.25	$ 2.12
Diluted net earnings	$ 159,639	$ 305,447	$ 243,620	$ 87,565	$ (187,481)	$ 142,360	$ 67,613	$ 58,232	$ 796,271	$ 80,724	$ 679,337
Earnings allocated to participating securities, Diluted									(2,631)	(1,514)	(2,321)
Net earnings available to common stockholders, Diluted									$ 793,640	$ 79,210	$ 677,016
Basic shares outstanding									319,563	320,565	319,838
Dilutive effect of stock options and other									259	114	289
Diluted average shares outstanding									319,822	320,679	320,127
Diluted net earnings per share	$ 0.50	$ 0.95	$ 0.76	$ 0.27	$ (0.59)	$ 0.44	$ 0.21	$ 0.18	$ 2.48	$ 0.25	$ 2.11